Subsequent Events (Details) - 12 months ended Sep. 30, 2025	USD ($)	CNY (¥)	CNY (¥)
Subsequent Events [Abstract]
Repaid of long-term borrowings	$ 563,281	¥ 4,010,000
Borrowings	$ 4,259,727		¥ 30,325,000